Application of new and revised International Financial Reporting Standards ("IFRSs")	12 Months Ended
Dec. 31, 2017
Application of new and revised International Financial Reporting Standards ("IFRSs")
Application of new and revised International Financial Reporting Standards ("IFRSs")

2.          Application of new and revised International Financial Reporting Standards (“IFRSs”)

(a)	New and revised IFRSs that are mandatorily effective for the year ended December 31, 2017

In the current year, the Group has adopted the following amendments to IFRSs that are mandatorily effective for an accounting period that begins on or after January 1, 2016. Such adoption did not have a material effect on the Group’s consolidated financial statements.

Amendment to IAS 7 “Statement of cash flows”

The amendment introduces an additional disclosure that will enable users of financial statements to evaluate changes in liabilities arising from financing activities. This amendment is effective for an entity’s annual IFRS financial statements for a period beginning on or after 1 January 2017, with earlier application permitted.

Amendments to IAS 12 “Income taxes”

The amendments clarify how to account for deferred tax assets related to debt instruments measured at fair value. This amendment is effective for an entity’s annual IFRS financial statements for a period beginning on or after January 1, 2017, with earlier application permitted.

None of the above amendments to IFRSs has had a significant financial effect on these financial statements. Disclosure has been made in note 41 to the consolidated financial statements upon the adoption of amendments to IAS 7, which require an entity to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

(b)New or revised IFRSs in issue but not yet effective

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective:

New or revised IFRS	Effective date

IFRS 9 — Financial Instruments	On or after January 1, 2018
IFRS 15 — Revenue from contracts with customers	On or after January 1, 2018
Amendments to IFRS 2 – Classification and measurement of share-based payment transactions	On or after January 1, 2018
Amendments to IAS 28 – Investments in associates and joint ventures	On or after January 1, 2018
IFRS 16 — Lease	On or after January 1, 2019
IFRS 17 - Insurance Contracts	On or after January 1, 2021
Amendments to IFRS 10 and IAS 28 — Sale or contribution of assets between an investor and its association or joint venture	Not yet determined
IFRIC 22 — Foreign Currency Transactions and Advance Consideration	On or after January 1, 2018
IFRIC 23 — Uncertainty over Income Tax Treatments	On or after January 1, 2019

The new IFRS 9 standard addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets.

Classification and measurement

(i)	Financial assets

The Group has assessed that its financial assets currently measured at amortized cost and fair value through profit or loss (“FVTPL”) will continue with their respective classification and measurements upon the adoption of IFRS 9. With respect to the Group’s financial assets currently classified as available-for-sale, these are investments in equity securities which the Group may classify as either FVTPL or irrevocably elect to designate as fair value through comprehensive income (“FVOCI”) on transition to IFRS 9. If the equity security is not held for trading and the entity irrevocably elects to designate that security as FVTOCI, gains or losses realised on the sale of financial assets at FVOCI will no longer be transferred to profit or loss on sale, but instead reclassified below the line from the FVOCI reserve to retained earnings.

At December 31, 2017, the Group held available-for-sale equity investments at cost and at FVTOCI amounted to US$24.8 million (Note 23). The Group plans to recognise any fair value changes in respect of all the available-for-sale equity investments in profit or loss (i.e. FVTPL) as they arise.

This will give rise to a change in accounting policies as before adopting IFRS 9, the Group only recognises the fair value changes of available-for-sale equity investments measured at FVTOCI in other comprehensive income until disposal or impairment, when gains or losses are recycled to profit or loss in accordance with the Group’s policies.

This change in policy will have no impact on the Group’s net assets and total comprehensive income, but will increase volatility in profit or loss in 2018. The Group does not expect that the adoption of IFRS 9 will have a significant impact on the classification and measurement of its financial assets.

(ii)	Financial Liabilities

The classification and measurement requirements for financial liabilities under IFRS 9 are largely unchanged from IAS 39, except that IFRS 9 requires the fair value change of an financial liability designated at FVTPL that is attributable to changes of that financial liability’s credit risk to be recognized in other comprehensive income (without reclassification to profit or loss). The Group does not expect that the adoption of IFRS 9 will have a significant impact on the classification and measurement of its financial liabilities.

Hedge accounting

The new hedge accounting rules will align the accounting for hedging instruments more closely with the group’s risk management practices. As a general rule, more hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. The group has confirmed that its current hedge relationships will qualify as continuing hedges upon the adoption of IFRS 9. The Group does not expect that the adoption of IFRS 9 will have a significant impact on the accounting for hedging relationships.

Impairment

The new impairment model requires the recognition of impairment provisions based on expected credit losses (“ECL”) rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortized cost, debt instruments measured at FVOCI, contract assets under IFRS 15 Revenue from Contracts with Customers, lease receivables, loan commitments and certain financial guarantee contracts. This new impairment model may result in an earlier recognition of credit losses on the Group’s trade receivables and other financial assets. The Group has assessed how its impairment provisions would be affected by the new model. So far it has concluded that there would be no material impact for the application of the new impairment requirements.

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the group’s disclosures about its financial instruments particularly in the year of the adoption of the new standard.

IFRS 9 is effective for annual periods beginning on or after January 1, 2018 on a retrospective basis. Comparatives for 2017 will not be restated, except in relation to changes in the fair value of foreign exchange forward contracts attributable to forward points, which will be recognized in the costs of hedging reserve.

The new IFRS 15 standard establishes a single revenue recognition framework. The core principle of the framework is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. IFRS 15 supersedes existing revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations.

IFRS 15 requires the application of a 5 steps approach to revenue recognition:

- Step 1: Identify the contract(s) with a customer

- Step 2: Identify the performance obligations in the contract

- Step 3: Determine the transaction price

- Step 4: Allocate the transaction price to each performance obligation

- Step 5: Recognize revenue when each performance obligation is satisfied

IFRS 15 includes specific guidance on particular revenue related topics that may change the current approach taken under IFRS. The standard also significantly enhances the qualitative and quantitative disclosures related to revenue.

The standard permits either a full retrospective method to each prior reporting period presented or a modified retrospective approach with the cumulative effect of initially applying the guidance recognized at the date of initial application. In 2017, the Group has performed a detailed assessment on the impact of the adoption of IFRS 15 and decided to adopt a modified retrospective approach. The expected changes in accounting policies will not have any significant impact on the Group’s financial statements.

IFRS 16 will result in almost all leases being recognized on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases. The accounting for lessors will not significantly change. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provision permit certain reliefs. In 2018, the Group will continue to assess the potential effect of IFRS 16 on its consolidated financial statements.

The Group is in the process of evaluating the impact of the new standards or amendments on its consolidated financial statements.

There are no other standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.